LOSS FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Earnings Per ADS) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per (US Dollars) - discontinued operations	$ (0.07)	$ (2.70)	$ (0.02)
Diluted (loss)/earnings per (US Dollars) - discontinued operations	(0.07)	(2.70)	(0.02)
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic (loss)/earnings per (US Dollars) - discontinued operations	(0.02)	(0.68)	(0.004)
Diluted (loss)/earnings per (US Dollars) - discontinued operations	$ (0.02)	$ (0.68)	$ (0.004)